Document and Entity information	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	LIBERTY PROPERTY TRUST
Entity Central Index Key	0000921112
Document Type	8-K
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
LIBERTY PROPERTY LIMITED PARTNERSHIP
Entity Registrant Name	LIBERTY PROPERTY LIMITED PARTNERSHIP
Entity Central Index Key	0000921113